Financial assets held under resale agreements - Additional Information (Detail) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of financial instruments held under resale agreements [Line Items]
Financial Assets Held Under Resale Agreement Past Due	¥ 0	¥ 0	¥ 0
Collateral pledged in stock exchange pool carrying amount	¥ 1,179,000,000	¥ 563,000,000